Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2022
Principal activities and organization
Schedule of percentage of legal ownership in major subsidiaries, VIEs and VIEs' subsidiaries

	Equity interest held	Place and date of incorporation
Subsidiaries
Beijing Jingdong Century Trade Co., Ltd. (“Jingdong Century”)	100%	Beijing, China, April 2007
Jiangsu Jingdong Information Technology Co., Ltd.	100%	Jiangsu, China, June 2009
Shanghai Shengdayuan Information Technology Co., Ltd. (“Shanghai Shengdayuan”)	100%	Shanghai, China, April 2011
JD Logistics Holding Limited	64%	Hong Kong, China, August 2011
Jingdong Technology Group Corporation	100%	Cayman Islands, November 2011
JINGDONG Property, Inc.	77%	Cayman Islands, January 2012
JD Logistics, Inc.	64%	Cayman Islands, January 2012
JD.com E-Commerce (Technology) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD.com International Limited	100%	Hong Kong, China, February 2012
Beijing Jingdong Shangke Information Technology Co., Ltd. (“Beijing Shangke”)	100%	Beijing, China, March 2012
Chongqing Jingdong Haijia E-commerce Co., Ltd. (“Chongqing Haijia”)	100%	Chongqing, China, June 2014
JD.com Overseas Innovation Limited	100%	Hong Kong, China, October 2014
JD.com Investment Limited	100%	British Virgin Islands, January 2015
JD Asia Development Limited	77%	British Virgin Islands, February 2015
Suqian Hanbang Investment Management Co., Ltd.	100%	Jiangsu, China, January 2016
Xi’an Jingxundi Supply Chain Technology Co., Ltd. (“Xi’an Jingxundi”)	64%	Shaanxi, China, May 2017
JD Assets Holding Limited	100%	Cayman Islands, March 2018
JD Property Holding Limited	100%	Cayman Islands, March 2018
Beijing Wodong Tianjun Information Technology Co., Ltd. (“Beijing Wodong Tianjun”)	100%	Beijing, China, May 2018
JD Health International Inc.	68%	Cayman Islands, November 2018
JD Jiankang Limited	100%	British Virgin Islands, April 2019
JD Industrial Technology Limited	100%	British Virgin Islands, October 2019
JINGDONG Industrials, Inc.	81%	Cayman Islands, November 2019
Jingdong Logistics Supply Chain Co., Ltd.	64%	Jiangsu, China, June 2020
Jiangsu Huiji Space Technology Co., Ltd. (“Jiangsu Huiji”)	100%	Jiangsu, China, March 2019
JD Sunflower Investment Limited	100%	British Virgin Islands, February 2016
Windcreek Limited	100%	British Virgin Islands, January 2016
Dada Nexus Limited (“Dada”)	53%	Cayman Islands, July 2014

Consolidated VIEs
Beijing Jingdong 360 Degree E-commerce Co., Ltd. (“Jingdong 360”)		Beijing, China, April 2007
Jiangsu Yuanzhou E-commerce Co., Ltd. (“Jiangsu Yuanzhou”)		Jiangsu, China, September 2010
Jiangsu Jingdong Bangneng Investment Management Co., Ltd. (“Jingdong Bangneng”)		Jiangsu, China, August 2015
Xi’an Jingdong Xincheng Information Technology Co., Ltd. (“Xi’an Jingdong Xincheng”)		Shaanxi, China, June 2017
Suqian Juhe Digital Enterprise Management Co., Ltd. (“Suqian Juhe”)		Jiangsu, China, June 2020

Consolidated VIEs’ Subsidiaries
Beijing Jingbangda Trade Co., Ltd. (“Beijing Jingbangda”)		Beijing, China, August 2012
Beijing Jingdong Qianshi Technology Co., Ltd.		Beijing, China, September 2018

Schedule of consolidated financial information

	As of December 31,
	2021	2022

	(RMB in millions)
Total assets	80,138	78,162
Total liabilities	77,858	74,553

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Total net revenues	86,054	117,419	134,516
Net income/(loss)	(422)	(3,069)	1,137

	For the year ended December 31,
	2020	2021	2022

	(RMB in millions)
Net cash provided by operating activities	9,912	1,593	5,434
Net cash used in investing activities	(11,053)	(10,089)	(4,498)
Net cash provided by/(used in) financing activities	2,659	11,611	(1,306)

Net increase/(decrease) in cash, cash equivalents, and restricted cash	1,518	3,115	(370)
Cash, cash equivalents, and restricted cash at beginning of year	927	2,445	5,560

Cash, cash equivalents, and restricted cash at end of year	2,445	5,560	5,190